Related Party Transactions (Details Narrative) (10-Q) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
James Joyce the Company's CEO [Member]
Compensation expense	$ 75,000	$ 300,260	$ 0
Employee benefits	5,106	15,318	0
Craig Roberts, the Company's COO [Member]
Compensation expense	30,000	168,015	0
Employee benefits	$ 5,106	$ 15,318	$ 0